Significant Accounting Policies: Royalty Income, Policy (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Royalty Income, Policy

Royalty Income

Royalty payments received from authorized contractors are recognized when the risks and rewards of ownership to delivered concentrate pass to the buyer and collection is reasonably assured.